Related-party transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureRelatedartyTransactionsLineItems [Line Items]
Employee compensation payable			$ 245,000	$ 290,000
Employee compensation payable			340,000	408,000
Board [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Employee compensation payable	$ 8	$ 39,500,000	$ 5,800,000	$ 6,200,000